LoCorr Investment Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

May 5, 2015

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:
LoCorr Investment Trust (the “Trust”)
Registration Nos: 333-171360 and 811-22509
LoCorr Managed Futures Strategy Fund (S000031540)
LoCorr Long/Short Commodities Strategy Fund (S000035412)
LoCorr Long/Short Equity Fund (S000040449)
LoCorr Spectrum Income Fund (S000043632)
LoCorr Market Trend Fund (S000045488)
LoCorr Multi-Strategy Fund (S000048368)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series listed above, hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the recent amendment for the Trust dated May 1, 2015, and filed electronically as Post-Effective Amendment No. 23 to the Company’s Registration Statement on Form N-1A on April 30, 2015.

Please direct any inquiries regarding this filing to me at (414) 765-6620.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Alia M. Vasquez
Alia M. Vasquez, Esq.
For U.S. Bancorp Fund Services, LLC